Semi-annual Report
March 31, 2000 (Unaudited)

Mosaic
Tax-Free Trust

Mosaic Tax-Free Arizona Fund
Mosaic Tax-Free Maryland Fund
Mosaic Tax-Free Missouri Fund
Mosaic Tax-Free Virginia Fund
Mosaic Tax-Free National Fund
Mosaic Tax-Free Money Market

Contents

Letter to Shareholders . . . . . . . . . . . . . . . . . . . . . . . . .  1
Portfolio of Investments

LETTER TO SHAREHOLDERS

Dear Shareholders:

The six-month period ended March 31, 2000 straddled the feared Y2K transition, saw the end of one of the worst years for bonds since WWII, and entered the new year under the cloud of inflationary fears and Federal Reserve rate hikes. Overall, the six funds in Mosaic Tax-Free Trust proved to be a relatively safe haven during this dramatic period. The first half of the period was particularly difficult for the bond funds, as bonds of intermediate to long duration lost value in the wake of rate hikes. During the second half of the period, the bond funds had solid returns (2.53% to 2.94%) providing positive returns for the period. The 7-day yield of Tax-Free Money Market increased slightly from 2.77% at the beginning of the period to 2.82% at the end.

Economy in Review
The past six months saw considerable Fed action and even more concern about their future actions. The most visible sign of the Fed's action was the emergence of an inverted yield curve, a relatively unusual (but hardly unprecedented) situation in which short-term yields are temporarily higher than long-term yields.

Among the highlights of the period:

Y2K Transition Painless: Already it is difficult to recall the anxiety produced over the transition to Y2K and the fear of computer failures. In retrospect, Y2K had as little impact on your investment as it did on most computers.

The Fed Raises Rates: Alan Greenspan has been satisfied to increase rates at quarter point increments each of the last five announcements, for a total increase of 1.25% since last fall. Expectations are that the continued strength in the economy will inspire more increases later this year. These increases are translated to a higher yield in your fund.

The Yield Curve Inverts: Historically, longer-term rates fall below shorter/intermediate term rates (hence, the inversion) when the Fed is increasing its overnight rate. The rationale is that "tight money" will ultimately slow the economy. Bond traders anticipate this well in advance and drive long bond rates lower (prices higher) long before the economy actually slows.

The inversion is thought to predict a softening economy. However, this time declining longer rates have been primarily caused by the Government's "promise" to redeem Treasury debt due to budget surpluses. On the other hand, non-government bond yield curves are not inverted at all. Rates for the vast majority of agencies and corporate bonds are higher now than at year-end.

So what is this telling us? The economy is stronger by all measures than when the Fed started to tighten nine months ago. The stock market is well ahead of where it was at the start of the tightening. Consumer confidence remains extremely high. Borrowing at all levels is accelerating. Housing is still very hot. In short, it appears that the increases in short-term interest rates have not been enough to attain the desired results.

Municipal Bond Market in Review
Investors in the municipal bond market were happy to put the year 1999 behind them, as the final quarter capped off a dismal year in which bonds in general were punished by steadily rising interest rates. For the calendar year of 1999, the Lehman Muni Bond Index showed a negative 2.06% return.

Despite the rate increases issuing from the Federal Reserve Board in the first quarter of 2000, municipal bonds followed Treasuries with a strong start for the year. For the first quarter, the Lehman Municipal Bond Index showed at total return of 2.92%. As was the case in the Treasury market, the long end of the municipal market was the best performing sector.

ARIZONA FUND
Arizona continues to enjoy a strong, well diversified service and tourism based economy.   The State does not have a credit rating because it does not issue general obligation bonds.  The Fund had a total return of 1.86% for the semi-annual period and the 30-day SEC yield was 4.63%. The duration of the portfolio was reduced to 6.77 years while the average credit quality remained at AA.

MISSOURI FUND
Missouri has a broad-based and diversified economy that is service-sector oriented. The State's general obligation bonds are rated AAA. The Fund had a total return of 1.58% for the semi-annual period and the 30-day SEC yield was 4.43%. The duration of the portfolio was reduced to 6.99 years while the average credit quality was maintained at AA.

MARYLAND FUND
Maryland's economy is diversified among services, light manufacturing, and the federal government.  The State's general obligation bonds are rated AAA. The Fund had a total return of 1.37% for the semi-annual period and the 30-day SEC yield was 4.37%. The duration of the portfolio was reduced to 7.15 years while the average credit quality continues to be AA.

VIRGINIA FUND
The Commonwealth of Virginia maintains a AAA general obligation bond rating based on a well-diversified economy that emphasizes services and government. The Fund had a total return of 1.36% for the semi-annual period and the 30-day SEC yield was 4.61%.  The duration of the portfolio was reduced to 7.04 years while the average credit quality was maintained at AA.

NATIONAL FUND
The National Fund had a total return of 2.17% for the semi-annual period and the 30-day SEC yield was 4.14%. The taxable equivalent yield for a taxpayer in the 36% tax bracket was 5.54%. The duration of the portfolio was reduced slightly to 7.55 years while the average credit quality was maintained at AA.

MONEY MARKET FUND
The fund continues to provide a high degree of liquidity and safety of principal. As of March 31, 2000, the fund's seven-day yield was 2.82% and the effective annual yield was 2.86%.

We appreciate your confidence in Mosaic Funds and reaffirm our commitment to provide you with competitive returns to meet your investment objectives.

Sincerely,

(signature)

Michael J. Peters, CFA
Vice President

ARIZONA FUND - PORTFOLIO OF INVESTMENTS (unaudited)

CREDIT RATING*                                           PRINCIPAL      MARKET
MOODY'S  S&P                                               AMOUNT        VALUE
                 LONG TERM MUNICIPAL BONDS:  97.0% of net assets
                 EDUCATION:  10.7%
A        nr      Arizona Educational Loan Marketing
                    Corporation, Student Loan Revenue
                    (AMT), 7%, 3/1/03                     $400,000     $416,500
Aaa      AAA     University of Arizona, Arizona Board
                    of Regents, (FGIC Insured)
                    5.8%, 6/1/24                           275,000      276,719
                 ELECTRIC:  5.4%
Baa1     BBB+    Puerto Rico Electric Power Authority,
                    Power Revenue, 5%, 7/1/28               400,000     350,000
                 GENERAL OBLIGATION:  20.0%
Aa3     AA       Maricopa County Unified High School
                    District #210 (Phoenix),
                    5.375%, 7/1/13                          400,000     414,000
Aaa     AAA      Mohave County Elementary School District
                    #16 (Mohave Valley) (MBIA Insured),
                    5.375%, 7/1/13                          300,000     301,125
Aaa     AAA      Scottsdale Preserve Authority Excise
                    Tax Revenue (FGIC Insured),
                    5.625% 7/1/22                           225,000     223,594
Baa1     A       Puerto Rico Commonwealth, 6.5%, 7/1/14     320,000     354,800
                 HOSPITAL:  11.9%
Aaa#     AAA     Arizona Health Facilities Authority,
                    Hospital Revenue (Phoenix Baptist
                    Hospital) (MBIA Insured) (Escrowed
                    to Maturity), 6.25%, 9/1/11             200,000     210,000
A2     nr        Arizona Health Facilities Authority,
                    Hospital Revenue (Phoenix Children's
                    Hospital) 5.375%, 11/15/09              275,000     272,937
NA     A         Show LOW Industrial Development Authority,
                    Hospital Revenue (Nacapache Regional
                    Medical Center), 5.5%, 12/1/17          300,000     286,125
                 HOUSING:  17.8%
nr     AAA       Phoenix Industrial Development Authority,
                    Mortgage Revenue (Chris Ridge)
                    (FHA Insured), 6.75%, 11/1/12           500,000     518,750
NA     AA        Maricopa County Industrial Development
                    Authority, Multifamily Housing
                    Revenue, (Pines at Camelback
                    Apartments), 5.45%, 5/1/28              200,000     187,500
Aaa     NA       Maricopa County Industrial Development
                    Authority, Single Family Mortgage
                    Revenue, 4.3%, 12/1/06                  225,000     213,188
NA     AAA       PIMA County Industrial Development
                    Authority, Multifamily Revenue
                    (Jolla Tuscan Apartments),
                    5.2%, 4/1/19                            250,000     232,500
                 INDUSTRIAL DEVELOPMENT:  9.1%
nr     AAA       Mohave County Industrial Development
                    Authority Industrial Development
                    Revenue (Citizens Utilities),
                    7.05%, 8/1/20                           300,000     308,439
Aa2     AAA+     Phoenix Civic Improvement Corp. Excise
                    Tax, 5.25%, 7/1/24                      300,000     281,250
                 POLLUTION CONTROL:  3.9%
Aaa     AAA      Navajo County Arizona Pollution Control
                    Corporate, (MBIA-IBC Insured)
                    5.875%, 8/15/28                         250,000     251,875
                 TRANSPORTATION:  8.3%
Aaa     AAA      Flagstaff, Street and Highway User
                    Revenue, Junior Lien (FGIC Insured),
                    5.9%, 7/1/10                            500,000     536,250
                 WATER AND SEWER:  9.9%
Aaa      AAA     Chandler, Water And Sewer Revenue
                    (FGIC Insured), 6.75%, 7/1/06           250,000     259,063
Aaa      AAA     Peoria, Water and Sewer Revenue
                    (FGIC Insured), 4%, 7/1/18              475,000     383,562
                    TOTAL INVESTMENTS (cost $6,272,825)              $6,278,177
                 CASH AND RECEIVABLES LESS LIABILITIES:
                    3.0% of net assets                               $  195,903
                 NET ASSETS: 100%                                    $6,474,080

MARYLAND FUND - PORTFOLIO OF INVESTMENTS (unaudited)
CREDIT RATING*                                           PRINCIPAL      MARKET
MOODY'S  S&P                                               AMOUNT        VALUE
     LONG TERM MUNICIPAL BONDS: 97.4% of net assets
     EDUCATION:  23.4%
Aaa     AAA     Maryland State Health & Higher Educational Facilities
               Authority Revenue (Loyola College) (MBIA Insured),
               5.375%, 10/1/26                             $100,000    $94,750
nr     BBB-     Maryland State Health & Higher Educational Facilities
               Authority Revenue (Green Acres), 5.3%,
               7/1/28                                       100,000     85,625
Aaa     AAA     St. Mary's College, University Revenue (MBIA Insured),
               5.55%, 9/1/23     100,000     97,375
Aaa     AAA     Prince Georges County, 5.375%, 3/15/16      100,000     99,125
Aa3     AA+     University of Maryland System Auxiliary Facility &
               Tuition Revenue, 5%, 4/1/17                   55,000     51,219
Aa3     AA+     University of Maryland System Auxiliary Facility &
               Tuition Revenue, 4.5%, 10/1/18                45,000     38,644
     ELECTRIC:  5.2%
Baa1     N/A     Puerto Rico Electric Power Authority, Power
               Revenue, 6%, 7/1/14                          100,000    103,125
     GENERAL OBLIGATION:  10.2%
Aa      AA+     Anne Arundel County, Solid Waste Projects (AMT),
               5.5%, 9/1/16                                 100,000     98,750
Aaa     AAA     Baltimore, Public Improvements (AMBAC Insured),
               6%, 10/15/04                                 100,000    105,125
     HOSPITAL:  11.7%
Baa1     nr     Maryland State Health & Higher Educational Facilities
               Authority Revenue (Kennedy Krieger Issue),
               5.125%, 7/1/22                                75,000     57,656
Aaa     nr     Maryland State Health & Higher Educational Facilities
               Authority Revenue (Upper Chesapeake
               Hospitals-Series A) (FSA Insured), 5.125%,
               1/1/38                                       100,000     88,500
Aaa     AAA     Maryland State Health & Higher Educational Facilities
               Authority Revenue, Johns Hopkins Medicine-Howard
               County General Hospital Acquisition, 5%,
               7/1/33                                       100,000     87,125
     HOUSING:  5.1%
Aa2     nr     Maryland State Community Development
               Administration (Single-Family Housing) (AMT),
               6.2%, 4/1/17                                 100,000    101,500
     LEASING:  5.1%
nr     AA     Montgomery County Revenue Authority, Lease
               Revenue (Human Services Headquarters)
               5.6%, 8/1/14                                $100,000   $101,500
     POLLUTION CONTROL:  5.0%
A2     A     Anne Arundel County, Pollution Control Revenue
               (Baltimore Gas and Electric Company), 6%,
               4/1/24                                       100,000    100,500
     PUBLIC FACILITIES:  3.4%
Aaa     AAA     Baltimore Convention Center Revenue (MBIA Insured),
               5%, 9/1/19                                    75,000     68,437
     TRANSPORTATION:  11.0%
Aa3     AA-     Baltimore, Port Facilities Revenue (Consolidated Coal
               Sales), 6.5%, 10/1/11                        100,000    105,750
Aaa     AAA     Maryland State Transportation Authority
               Transportation Facilities Project Revenue
               (Escrowed to Maturity), 6.8%, 7/1/16         100,000    113,625
     STATE GENERAL OBLIGATION:  7.2%
Aaa     AAA     Maryland State, 5%, 7/15/11                  50,000     49,625
Baa1     A     Puerto Rico Commonwealth, 6.5%, 7/1/14        85,000     94,244
     MUNICIPAL OTHER:  10.1%
Aa     AA-     Howard County, Special Facilities Revenue,
               5.95%, 2/15/10                               100,000    103,625
A2     nr     Northeast Waste Disposal Authority, Solid Waste
               Revenue Bond, 5.8%, 7/1/04                    70,000     71,575
Aaa     AAA     Prince Georges County, Parking Authority Revenue
               Bond, Justice Center Parking Facility Project,
               6.2% 5/1/02                                   25,000     25,750
     TOTAL INVESTMENTS (cost $1,982,680)                             1,943,150
     CASH AND RECEIVABLES LESS LIABILITIES: 2.6% of net assets          52,764
     NET ASSETS: 100%                                               $1,995,914

MISSOURI FUND - PORTFOLIO OF INVESTMENTS (unaudited)
CREDIT RATING*                                           PRINCIPAL      MARKET
MOODY'S  S&P                                               AMOUNT        VALUE
     LONG TERM MUNICIPAL BONDS: 97.7% of net assets
     EDUCATION:  16.7%
Aaa     AAA     St. Louis Board of Education, 5.5%, 4/1/10  $275,000    $284,281
Aaa     AAA     Missouri State Health and Educational Facilities
               Authority, Educational Facilities Revenue Bond,
               (AMBAC Insured) 5.125%, 10/1/16               300,000     282,750
nr     AA+     Normandy School District, General Obligation,
               5.4%, 3/1/18                                  325,000     317,281
Aa1     AA+     Platte County, School District Park Hill, 5.5%,
               3/1/14                                        300,000     306,000
     ELECTRIC:  6.0%
Aaa     AAA     Sikeston, Electric Revenue (MBIA Insured), 6%,
                6/1/14                                       400,000     427,000
     GENERAL OBLIGATION:  16.1%
Aa2     nr     Jefferson City School District, 6.7%, 3/1/11  200,000     221,250
Aaa     AAA     Missouri State (Fourth State Building),
               5.75%, 8/1/19                                 400,000     404,000
Baa1     A     Puerto Rico Commonwealth, Public Improvement,
               6.5%, 7/1/14                                  480,000     532,200
     HOSPITAL:  13.9%
Aaa     AAA     Missouri State Health and Educational Facilities
               Authority, Health Facilities Revenue (Heartland
               Health System) (AMBAC Insured), 6.35%,
               11/15/17                                      500,000     515,000
nr     AAA     Missouri State Health and Educational Facilities
               Authority, Health Facilities Revenue (SSM Health
               Care) (MBIA Insured), 5%, 6/1/18              250,000     225,625
Aaa#     nr     Missouri State Health and Educational Facilities
               Authority, Health Facilities Revenue (SSM Health
               Care) (MBIA Insured) (Prerefunded 6/1/02 @ 102),
               6.25%, 6/1/16                                  45,000      47,250
Aaa     nr     Missouri State Health and Educational Facilities
               Authority, Facilities Revenue (SSM Health Care),
               6.25%, 6/1/16                                 205,000     209,869
     HOUSING:  9.2%
nr     AAA     Missouri State Housing Development Commission,
               Single-Family Mortgage Revenue (GNMA
               Collaterized) (FHA) (AMT), 7.75%, 6/1/22      $40,000    $ 40,877
nr     AAA     Missouri State Housing Development Commission,
               Single-Family Mortgage Revenue (GNMA
               Collaterized) (FHA) (AMT), 7.375%, 8/1/23     115,000     118,474
nr     AAA#     St. Louis County, Mortgage Revenue (Escrowed to
               Maturity) (AMT), 5.65%, 2/1/20                500,000     501,250
     LEASING AND OTHER FACILITIES:  32.8%
Aaa     AAA     Kansas City Municipal Assistance Corp., Lease
               Revenue (Capital Improvements) (AMBAC
               Insured), 5.2%, 1/15/06                       400,000     404,500
Aaa#     AAA     Kansas City Municipal Assistance Corp., Lease
               Revenue (H. Roe Bartle) (AMBAC Insured)
               (Prerefunded 4/15/01 @ 100), 6%, 4/15/20      350,000     355,562
A1     A+     Missouri State Regional Convention and Sports
               Complex Authority, 5.6%, 8/15/17              250,000     250,625
A1     A+     Missouri State Regional Convention and Sports
               Complex Authority, 5.5%, 8/15/13              250,000     252,500
A     BBB+     St Louis County Regional Convention and Sports
               Complex Authority, 5.5%, 8/15/13              300,000     302,250
Aaa     nr     St Louis Municipal Finance Corporation, Leasehold
               Revenue Bond, (AMBAC Insured), 5.75%, 2/15/17 300,000     304,500
Aaa     AAA     St Louis Parking Facilities Revenue (MBIA Insured),
               5.375%, 12/15/21                              500,000     481,875
     POLLUTION CONTROL REVENUE:  3.0%
A1     AA-     St Louis Industrial Development Authority Pollution
               Control Revenue (Anheuser-Busch Co., Inc.),
               6.65%, 5/1/16                                 200,000     218,500

     TOTAL INVESTMENTS (cost $ 6,925,892)                              7,003,419
     CASH AND RECEIVABLES LESS LIABILITIES: 2.3% of net assets           164,164
     NET ASSETS: 100%                                                 $7,167,583

VIRGINIA FUND - PORTFOLIO OF INVESTMENTS (unaudited)
CREDIT RATING*                                           PRINCIPAL      MARKET
MOODY'S  S&P                                               AMOUNT        VALUE
     LONG TERM MUNICIPAL BONDS: 98.0% of net assets
     AIRPORT:  5.5%
Aaa     AAA     Capital Regional Airport Commission, Airport
               Revenue (AMBAC Insured), 5.625%, 7/1/15     $500,000     $505,000
Aaa     AAA     Metropolitan Washington DC Airports, Airport
               Revenue (FGIC Insured) (AMT), 7%, 10/1/18     500,000     514,695
Aaa     AAA     Metropolitan Washington DC Airports, Airport
               Revenue (MBIA Insured) (AMT), 6.625%, 10/1/12 500,000     526,250
     EDUCATION:  9.2%
A1     nr     Loudoun County Industrial Development Authority,
               University Facilities Revenue (George Washington
               University), 6.25%, 5/15/22                   500,000     509,375
nr     A-     Lynchburg Industrial Development Authority,
               Educational Facilities Revenue (Randolph-Macon
               Women's College), 5.875%, 9/1/13              500,000     504,375
Aa2     AA     Virginia College Building Authority, Educational
               Facilities Revenue (Washington And Lee
               University), 5.75%, 1/1/14                     20,000      20,300
Aa2     AA     Virginia State Public Schools Authority, Revenue,
               6.2%, 8/1/13                                  500,000     527,500
Aa      AA     Virginia State Public Schools Authority, Special
               Obligation (York County), 5.9%, 7/15/13       500,000     517,500
A1     AA-     Virginia State Universities, University Revenue
               (Virginia Commonwealth University), 5.75%,
               5/1/15                                        500,000     505,000
     ELECTRIC:  3.9%
Baa1     BBB+     Puerto Rico Electric Power Authority, Power
               Revenue, 5%, 7/1/28                         1,250,000   1,093,750
     GENERAL OBLIGATION:  13.2%
A2     A     Henry County, 6%, 7/15/14                       500,000     520,000
Aaa     AAA     Leesburg, (AMBAC Insured), 5.6%, 6/1/15      500,000     524,375
Aaa     AAA     Norfolk, (MBIA Insured), 5.75%, 6/1/13       500,000     511,875
Baa     A     Puerto Rico Commonwealth, 6.5%, 7/1/14       1,115,000   1,236,256
Aaa     AAA     Fairfax County Public Improvement, 4.5%,
                6/1/13                                     1,000,000     911,250
     HOSPITAL:  13.8%
Aaa     AAA     Danville Industrial Development Authority, Hospital
               Revenue (Danville Regional Medical Center)
               (FGIC Insured) (Prerefunded 10/1/04 @ 101),
               6.375%, 10/1/14                              $500,000    $535,000
Aaa     AAA     Danville Industrial Development Authority, Hospital
               Revenue (Danville Regional Medical Center)
               (AMBAC Insured) 5%,10/1/10                    250,000     247,500
Aaa     AAA     Hanover County Industrial Development Authority,
               Revenue Bon Secours Health System (MBIA
               Insured), 6%, 8/15/10                         640,000     679,200
A1     A+     Lynchburg Industrial Development Authority,
               Healthcare Facilities Revenue (Centra Health),
               5.2%, 1/1/28                                1,000,000     867,500
Aa2     AA+     Norfolk Industrial Development Authority, Hospital
               Revenue (Sentara Hospital), 6.5%, 11/1/13   1,000,000   1,052,500
Aaa     AAA     Roanoke Industrial Development Authority,
               Hospital Revenue (Roanoke Memorial Hospitals)
               (MBIA Insured), 6.125%, 7/1/17                500,000     528,125
     HOTEL:  3.6%
A3     A-     Greater Richmond Convention Center Authority,
               Hotel Tax Revenue Bond, 5.5%, 6/15/10       1,000,000   1,021,250
     HOUSING:  6.8%
nr     AAA     Fairfax County Redevelopment & Housing Authority,
               Multi-Family Housing Revenue (Castel Lani Project)
               (FHA Insured), 5.5%, 4/1/28                   625,000     585,938
Aa1     AA+     Virginia State Housing Development Authority
               Commonwealth Mortgage, 5.8% 7/1/05          1,310,000   1,346,025
     INDUSTRIAL DEVELOPMENT:  12.2%
Baa2     nr     Amherst Industrial Development Authority Revenue
               (Georgia Pacific Corp.) (AMT), 5.25%, 2/1/11  500,000     461,875
Aaa     NA     Fairfax County Economic Development Authority
               (National Wildlife Assoc.), 5.25%, 9/1/19   1,000,000     957,500
Baa2     nr     Greensville County, Industrial Development Authority
               Revenue, (Georgia Pacific Corp.) 5.3%,
                8/1/14                                       500,000     455,625
Baa3     BBB     Peninsula Ports Authority, Coal Terminal Revenue
               (Dominion Terminal), 7.375%, 6/1/20         1,000,000   1,036,250
A1     A     Puerto Rico Industrial Pollution Control Facilities
               Financing Authority Revenue (Pepsico. Inc.),
               6.25%, 11/15/13                               500,000     525,625
     LEASING AND OTHER FACILITIES:  1.7%
Aa     AA     Fairfax County Economic Development Authority,
               Lease Revenue, 5.5%, 5/15/18                 $500,000    $494,375
     TRANSPORTATION:  15.7%
Aaa     AAA     Northern Virginia Transportation District
                Commuter Rail Revenue, (Virginia Railway Express
                Project, 5.375%, 7/1/14                    1,000,000   1,002,500
Aa1     AA     Virginia Commonwealth Transportation Board,
               Transportation Revenue Bond, 5.7%, 5/15/19  1,000,000   1,000,000
Aaa     AAA     Virginia Port Authority Port Facility Revenue
               (MBIA Insured), 6%, 7/1/05                    685,000     716,681
Aaa     AAA     Chesapeake Bay Bridge and Tunnel (MBIA Insured),
               5%, 7/1/22                                  1,000,000     910,000
Baa3     BBB-     Pocahontas Parkway AS, Rt 895, Connector Toll
               Road Revenue, 5.5%, 8/15/28                 1,000,000     818,750
     WATER & WASTE:  9.7%
Aaa     AAA     Augusta County Service Authority, Water and Sewer
               Revenue (MBIA Insured), 5%, 11/1/24         1,500,000   1,355,625
Aaa     AAA     Loudoun County Sanitation Authority, Water and
               Sewer Revenue (FGIC Insured), 6.25%, 1/1/16   500,000     516,875
Aaa     AAA     Upper Occoquan Sewer Authority, Sewer Revenue
               (MBIA Insured), 4.75%, 7/1/29               1,000,000     860,000
     MUNICIPAL OTHER:  2.7%
nr     BBB     Fairfax County Park Authority, Park Facilities Revenue,
               6.625%, 7/15/14                               500,000     520,000
Aaa     AAA     Riverside Regional Jail Authority, Jail Facilities
               Revenue (MBIA Insured), 5.3%, 7/1/02          250,000     253,438
       TOTAL INVESTMENTS (cost $28,074,074)                           27,675,658
     CASH AND RECEIVABLES LESS LIABILITIES: 2.0% of net assets           577,066
     NET ASSETS: 100%                                                $28,252,724

NATIONAL FUND - PORTFOLIO OF INVESTMENTS (unaudited)
CREDIT RATING*                                           PRINCIPAL      MARKET
MOODY'S  S&P                                               AMOUNT        VALUE
     LONG TERM MUNICIPAL BONDS: 98.4% of net assets
     ILLINOIS:  10.1%
Aaa     nr     Grundy County School District #054, General
               Obligation, (AMBAC Insured), 8.35%, 12/1/07  $720,000    $866,700
Aaa     AAA     Regional Illinois Transportation  Authority,
              Transit Revenue (AMBAC Insured), 7.2%, 11/1/20 300,000     357,000
Aaa     AAA     University of Illinois Certificates, Utility Infrastructure
               Projects (MBIA Insured), 5.75%, 8/15/09     1,000,000   1,047,500
     INDIANA:  2.5%
Aaa     AAA     Indiana BD BK Comm, 5.75%, 8/1/13            550,000     573,375
     KANSAS:  9.5%
Aa3     AA-     Manhattan Kansas Coml Dev Rev, 11%, 7/1/16 1,000,000   1,600,000
Aa     AA     Kansas State Department of Transportation,
               Hwy Revenue, 6.125%, 9/1/09                   500,000     541,250
     MASSACHUSETTS:  10.0%
Aa3     AA-     Massachusetts Bay Transportation Authority, Transit
               Revenue, 7%, 3/1/14                         1,000,000   1,147,500
Aa3     A+     University Oof Massachusetts Building Authority
               Revenue, 6.625%, 5/1/08                     1,000,000   1,102,500
     MICHIGAN:  8.7%
A1     nr     Michigan State Hospital Finance Authority, Hospital
               Revenue Bond, 5.25%, 6/1/07                   950,000     941,687
A2     A     Michigan State Strategic Fund, Pollution Control
               Revenue Bond, 6.2%, 9/1/20                  1,000,000   1,031,250
     MINNESOTA:  5.8%
Aa2     AA+     Minnesota State Housing Finance Agency, Housing
               Revenue (Single-Family Mortgage) (AMT),
               6.25%, 7/1/26                                 415,000     418,631
Aaa     AAA     Metropolitan Council St. Paul Metropolitan Area,
               5.625%, 2/1/17                                875,000     879,375
     MISSISSIPPI:  6.6%
Aaa     AAA     Harrison County Wastewater Management District,
               Sewer Revenue, (Wastewater Treatment Facilities)
               (FGIC Insured), 7.75%, 2/1/14                $500,000    $612,500
Aaa     AAA     Harrison County Mississippi Wastewater Management
               District, Sewer Revenue, (Wastewater Treatment
               Facilities) (FGIC Insured), 8.5%, 2/1/13      500,000     650,000
nr     AAA     South Panola Mississippi School District (AMBAC
               Insured), 6.5%, 5/1/04                        205,000     217,556
     NORTH DAKOTA:  2.2%
Baa1     nr     Grand Forks Health Care Systems Revenue Bond,
               7.125%, 8/15/24                               500,000     503,125
     PENNSYLVANIA:  5.1%
Aaa     AAA     Lehigh County, PA General Obligation (Lehigh Valley
               Hospital) (MBIA Insured), 7%, 7/1/16        1,000,000   1,143,750
     PUERTO RICO:  4.9%
Baa1     A     Puerto Rico Commonwealth, Public Improvement,
               6.5%, 7/1/14                                1,000,000   1,108,750
     SOUTH CAROLINA:  0.7%
Aaa#     AAA     Piedmont Municipal Power Agency Electrical Revenue
               (FGIC Insured) (Escrowed to Maturity), 6.5%,
                1/1/16                                       145,000     162,400
     TEXAS:  16.7%
Aa2     AA     Harris County, Texas General Obligation, 6.5%,
               8/15/15                                       500,000     521,875
Aaa#     AAA     Texas Public Building Authority, Building
               Revenue (MBIA Insured) (Escrowed to Maturity),
               7.125%, 8/1/11                              1,000,000   1,141,250
Aaa     AAA     United Independent School District, Texas General
               Obligation (PSF Guarantee), 7%, 8/15/05     1,000,000   1,100,000
Aa2     AA     Dallas Waterworks and Sewer System, 5.35%,
                4/1/14                                     1,000,000     993,750
     VIRGINIA:  6.9%
Aaa     nr     Dinwiddie County, VA Industrial Development
               Authority, Lease Revenue County Courthouse
               Completion Project-Series C (MBIA Insured),
               5%, 2/1/17                                    300,000     279,750
Aaa     nr     Dinwiddie County, VA Industrial Development
               Authority, Lease Revenue County School
               Completion Project- Series A (MBIA Insured),
               5%, 2/1/19                                    365,000     334,432
Aaa     AAA     Hanover County Industrial Development Authority
               Hospital (Bon Secours Health Systems) (MBIA
               Insured), 6%, 8/15/10                         500,000     530,625
Aa     AA+     Virginia State Housing Development Authority,
               Multifamily Housing Revenue, 6.65%, 11/1/13   400,000     420,000
     WASHINGTON:  6.5%
Aa1     AA+     Washington State Health Care Facilities Authority,
               5.375%, 12/1/19                             1,000,000     943,750
nr     AA-     Port Seattle Washington, Revenue, 7.6%,
                12/1/09                                      155,000     161,324
Aa3     AA-     Port Seattle Washington, Revenue, 7.6%,
                12/1/09                                      345,000     357,886
     WISCONSIN:  2.2%
Aaa     nr     Madison Metropolitan School District, 5.5%,
               4/1/14                                        495,000     505,519

     TOTAL INVESTMENTS (cost $ 21,927,427)                            22,195,010
     CASH AND RECEIVABLES LESS LIABILITIES: 1.6% of net assets           357,870
     NET ASSETS: 100%                                                $22,552,880

MONEY MARKET - PORTFOLIO OF INVESTMENTS (unaudited)
CREDIT RATING*                                           PRINCIPAL      MARKET
MOODY'S  S&P                                               AMOUNT        VALUE
     SHORT TERM MUNICIPAL SECURITIES: 98.3% of net assets
     FLORIDA:  6.7%
Aa3     nr     Eustis Florida Health Facilities Authority Revenue,
               Waterman Medical Center, 3.9%, 12/1/15^      $290,000    $290,000
AAA#     AAA     Orlando & Orange County Expressway Authority
               Revenue, (FGIC Insured), 6.75%, 7/1/19        130,000     133,399
     GEORGIA:  11.3%
nr     A1     Burke County, GA, 3.95%, 7/1/24^               300,000     300,000
nr     AA+     Georgia State General Obligation, 4.375%,
              7/1/00                                         115,000     115,089
nr     AAA/     Fulton County Georgia Residential Care Facilities
     A1+          (LOC-Rabobank Nederland), 4.0%, 1/1/18     300,000     300,000
     ILLINOIS:  3.2%
nr     A1+     Illinois Development Financial Authority Industrial
               Development Revenue (Field Container Corp.)
               (LOC- American National Bank & Trust),
               4.0%, 6/1/03^                                 200,000     200,000
     KENTUCKY:  4.7%
P1     nr     Ashland Pollution Control Revenue (Ashland Oil Inc)
               (LOC- Suntrust Bank Nashville), 3.8%, 4/1/09^ 300,000     300,000
     LOUISIANA:  7.9%
VMIG1     A1     Louisiana Public Authority Hospital Revenue (Willis
               Knighton Medical Project) (AMBAC Insured)
               (SPA - Credit Local De France), 4.0%, 9/1/23^ 200,000     200,000
NA     A1     New Orleans Aviation, 4.0%, 8/1/16^            300,000     300,000
     MASSACHUSETTS:  10.3%
MIG1     nr     Athol & Royalston Massachusetts Regional School
               District, 4.5%, 1/19/01                       200,000     200,450
AAA#     AAA     Massachusetts Bay Transition Authority, 7%,
                3/1/11                                       150,000     156,616
MIG1     nr     Quincy Mass, General Obilgation, 3.6%,
                6/15/00                                      300,000     299,538
     MINNESOTA:  4.7%
Aaa     nr     Minneapolis & St. Paul Minnesota Housing &
               Redevelopment Authority Health Care System,
               4.05%, 8/15/25^                               300,000     300,000
     MISSOURI:  6.3%
VMIG1     nr     Columbia, Special Obligation (LOC - Toronto
               Dominion Bank), 3.9%, 6/1/08^                $300,000    $300,000
A1     NA     Kansas City, Missouri Industrial, 4.1%,
                10/15/15^                                    100,000     100,000
     NEBRASKA:  4.7%
VMIG1     nr     Nebhelp, Inc. Revenue, Multiple Mode Student Loans
               (MBIA Insured), 3.9%, 12/1/15^                300,000     300,000
     NEW YORK:  1.6%
Aaa#     AAA     New York, NY - General Obligation, 3.9%,
                8/1/22^                                      100,000     100,000
     NORTH CAROLINA:  9.5%
VMIG1     A1+     Greensboro, General Obligation (SPA - Wachovia
               Bank of NC), 3.85%, 4/1/07^                   300,000     300,000
VMIG1     A1+     North Carolina Medical Care Commission, Hospital
               Revenue (Pooled Equipment Project) (MBIA
               Insured) (SPA - Kreditbank Nv), 3.85%,
               12/1/25^                                      300,000     300,000
     OHIO:  2.8%
Aaa     AAA     Pickerington Ohio Local School District (AMBAC
               Insured), 4.2%, 12/01/13                      175,000     181,702
     TENNESSEE:  4.3%
VMIG1     A1+     Metropolitan Nashville Airport Authority Revenue
               (FGIC Insured) (LOC - Societe Generale),
               3.9%, 7/1/19 ^                                275,000     275,000
     TEXAS:  9.4%
Aaa     nr     Arlington Texas Independent School District
               (PSF - GTD Insured), 5.7%, 2/15/01            100,000     101,250
VMIG1     A1+     Port Development Corporation, Marine Terminal
               Revenue (Stolt Terminal) (LOC - Canadian Imperial
               Bank), 3.85%, 1/15/14^                        300,000     300,000
Aaa     AAA     Taylor Texas, General Obligation (AMBAC Insured),
               7%, 8/1/00                                    195,000     196,797
     UTAH:  1.6%
Aaa     AAA     Utah State, General Obligation, 4.7%, 7/1/00 100,000     100,141

     WASHINGTON:  9.3%
VMIG1     nr     Washington State Housing Finance Commission,
               Housing Revenue (Panorama City Project)
               (LOC - Key Bank of Washington), 4.1%, 1/1/27^$100,000    $100,000
nr     A1+     Washington State Housing Finance Commission,
               Multi-Family Mortgage Revenue (LOC - Key Bank of Washington),
               3.75%, 7/1/20^                                300,000     300,000
Aa3     nr     Washington State Housing Finance Commision,
               Non-Profit Housing Revenue, 4.1%, 8/1/19^     190,000     190,000
     TOTAL INVESTMENTS (cost $ 6,237,988)                              6,239,982
     CASH AND RECEIVABLES LESS LIABILITIES: 1.7% of net assets           104,914
     NET ASSETS: 100%                                                 $6,344,896

Notes to Portfolio of Investments:

^     Security has a variable coupon rate and is subject to a demand feature before final maturity. Coupon rate as of March 31, 2000.
#     Refunded or escrowed to maturity
AMBAC     American Municipal Bond Assurance Corporation
AMT     Subject to Alternative Minimum Tax
FGIC     Financial Guaranty Insurance Company
FHA     Federal Housing Administration
FSA     Federal Security Assistance
GNMA     Government National Mortgage Association
LOC     Letter of Credit
MBIA     Municipal Bond Investors Assurance Corporation
Moody's     Moody's Investors Service, Inc.
nr     Not rated
PSF     Permanent School Fund
S&P     Standard & Poor's Corporation
*     Credit Ratings are unaudited

STATEMENT OF ASSETS AND LIABILITIES (unaudited)
             Arizona     Maryland   Missouri   Virginia     National      Money
                Fund         Fund       Fund       Fund         Fund     Market
ASSETS
Investments, at
value (Note 1)
 Investment
securities  $6,278,177 $1,943,150 $7,003,419 $27,675,658 $22,195,010  $   --
 Short term
 securities         --         --    300,000     900,000          --   6,239,982
Total
 investments 6,278,177  1,943,150  7,003,419  27,675,658  22,195,010   6,239,982
Cash           111,698     21,011     65,854     150,889      10,088      94,701
   Investment
     securities
     sold           --         --         --          --          --     532,096     --
   Interest     94,621     32,441    105,624     468,084     319,264      39,437
   Capital
     shares
     sold           --      5,800         --         196         500          26
Total assets  ,484,496   ,996,848  7,174,897  28,298,412  23,057,508   6,374,961
LIABILITIES
Payables
     Investment securities
      purchased     --         --         --          --     495,146          --
     Dividends   7,165        934      5,643      17,596       9,482          65
  Capital shares
  redeemed       3,251         --      1,671      28,092         --       30,000
Total
liabilities     10,416        934      7,314      45,688     504,628      30,065
NET ASSETS
 (Note 5)   $6,474,080 $1,995,914 $7,167,583 $28,252,724 $22,552,880  $6,344,896
CAPITAL SHARES
OUTSTANDING    648,863    210,035    713,136   2,563,475   2,186,740   6,346,319
NET ASSET VALUE
PER SHARE        $9.98      $9.50     $10.05      $11.02      $10.31       $1.00

STATEMENT OF OPERATIONS (unaudited)
For the six-months ended March 31, 2000
             Arizona     Maryland   Missouri   Virginia     National      Money
                Fund         Fund       Fund       Fund         Fund     Market
INVESTMENT INCOME (Note 1)
Interest
  income    $196,191      $55,215   $203,294   $815,728     $586,861   $112,209
EXPENSES (Notes 2 and 3)
Investment
 advisory
  fee         21,350        6,352     22,918     90,859       71,260     16,054
Transfer agent and
  administrative
  expenses    16,739        5,184     17,235     56,696       50,167     11,519
Expenses
  waived          --           --         --         --           --     (3,171)
Total net
 expenses     38,089       11,536     40,153    147,555      121,427     24,402
NET INVESTMENT
  INCOME    $158,102      $43,679   $163,141   $668,173     $465,434    $87,807
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized
loss on
investments  (55,938)        (162)  (124,820)  (115,666)     (67,835)    (3,351)
Change in net unrealized
appreciation (depreciation)
of investments 9,945      (17,002)    72,744   (198,100)      97,523      4,226
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS $(45,993)    $(17,164)  $(52,076) $(313,766)     $29,688       $875
TOTAL INCREASE
IN NET ASSETS RESULTING
FROM
OPERATIONS  $112,109      $26,515   $111,065   $354,407     $495,122    $88,682

STATEMENTS OF CHANGES IN NET ASSETS (unaduited)
                        Arizona Fund       Maryland Fund       Missouri Fund
                       Six                  Six                 Six
                    Months       Year    Months      Year    Months       Year
                     Ended      Ended     Ended     Ended     Ended      Ended
                   Mar. 31,  Sept. 30,  Mar. 31, Sept. 30,  Mar. 31,  Sept. 30,
                      2000       1999      2000      1999      2000       1999
INCREASE (DECREASE) IN
NET ASSETS RESULTING
FROM OPERATIONS
Net investment
income            $158,102   $340,343   $43,679   $88,075   $163,141   $483,558
Net realized loss
    on investments (55,938)    12,653      (162)    1,862   (124,820)   (88,347)
Net unrealized appreciation
   (depreciation) of
     investments     9,945   (550,257)  (17,002) (146,915)    72,744   (746,293)
Total increase (decrease)
   in net assets resulting
   from operations 112,109   (197,261)   26,515   (56,978)   111,065   (351,082)
DISTRIBUTIONS TO
SHAREHOLDERS
Net investment
  income          (158,102)  (340,343)  (43,679)  (88,075)  (163,141)  (483,558)
CAPITAL SHARE
TRANSACTIONS
(Note 7)          (655,399)  (912,088)  (32,097)   77,232   (466,281)(3,481,651)
TOTAL DECREASE
IN NET ASSETS     (701,392)(1,449,692)  (49,261)  (67,821)  (518,357)(4,316,291)
NET ASSETS
Beginning of
  period         7,175,472  8,625,164 2,045,175 2,112,996  7,685,940 12,002,231
End of period   $6,474,080 $7,175,472$1,995,914$2,045,175 $7,167,583 $7,685,940

                        Virginia Fund      National Fund        Money Market
                       Six                  Six                 Six
                    Months       Year    Months      Year    Months       Year
                     Ended      Ended     Ended     Ended     Ended      Ended
                   Mar. 31,  Sept. 30,  Mar. 31, Sept. 30,  Mar. 31,  Sept. 30,
                      2000       1999      2000      1999      2000       1999
INCREASE (DECREASE)
IN NET ASSETS
RESULTING FROM
OPERATIONS
Net investment
    income       $668,173  $1,357,120  $465,434   $955,450   $87,807   $165,848
Net realized gain
    (loss) on
    investments  (115,666)    210,914   (67,835)   213,644    (3,351)        (9)
Net unrealized
    appreciation
    (depreciation) of
    investments  (198,100) (2,429,697)   97,523 (1,817,595)    4,226     (5,599)
Total increase
  (decrease) in net
  assets resulting
  from operations 354,407    (861,663)  495,122   (648,501)   88,682    160,240
DISTRIBUTIONS TO
SHAREHOLDERS
Net investment
     income      (668,173) (1,357,120) (465,434)  (955,450)  (87,807)  (165,848)
CAPITAL SHARE
TRANSACTIONS
(Note 7)       (1,662,756)   (164,094) (315,115)(1,164,490) (474,209)  (446,131)

TOTAL DECREASE
IN NET ASSETS  (1,976,522) (2,382,877) (285,427)(2,768,441) (473,334)  (451,739)
NET ASSETS
Beginning of
  period       30,229,246  32,612,123 22,838,307 25,606,748 6,818,230 7,269,969
End of period $28,252,724 $30,229,246 22,552,880 22,838,307 6,344,896 6,818,230

FINANCIAL HIGHLIGHTS (unaudited)

Selected data for a share outstanding for the periods indicated.

ARIZONA FUND
                               Six
                               Months
                               Ended
                               March 31,  Year Ended September 30,
                               2000       1999       1998       1997      1996
Net asset value
beginning of
year                         $10.03     $10.74     $10.45     $10.15    $10.11
Investment operations:
Net investment income          0.23       0.44       0.45       0.47      0.44
Net realized and unrealized
 gain (loss) on investments   (0.05)     (0.71)      0.29       0.30      0.04
Total from investment
 operations                    0.18      (0.27)      0.74       0.77      0.48
Less distributions:
From net investment income    (0.23)     (0.44)     (0.45)     (0.47)    (0.44)
Total distributions           (0.23)     (0.44)     (0.45)     (0.47)    (0.44)
Net asset value, end of year  $9.98     $10.03     $10.74     $10.45    $10.15
Total return (%)               3.72-5    (2.57)      7.21       7.67      4.85
Ratios and supplemental data
Net assets, end of year (in
 thousands)                  $6,474     $7,175     $8,625     $8,746    $9,066
Ratio of expenses to average
 net assets1 (%)               1.12-5     1.12       1.11       1.11      1.35
Ratio of net investment
  income to average
  net assets (%)               4.68-5     4.23       4.22       4.54      4.35
Portfolio turnover (%)           12         37         26         32         9

MARYLAND FUND
                               Six
                               Months
                               Ended
                               March 31,  Year Ended September 30,
                               2000       1999       1998       1997      1996
Net asset value
 beginning of year            $9.58     $10.24     $10.00      $9.71     $9.74
Investment operations:
Net investment income          0.20       0.40       0.41       0.42      0.41
Net realized and unrealized
 gain (loss) on investments   (0.08)     (0.66)      0.24       0.29     (0.03)
Total from investment
 operations                    0.12      (0.26)      0.65       0.71      0.38
Less distributions:
From net investment income    (0.20)     (0.40)     (0.41)     (0.42)    (0.41)
Total distributions           (0.20)     (0.40)     (0.41)     (0.42)    (0.41)
Net asset value, end of year  $9.50      $9.58     $10.24     $10.00     $9.71
Total return (%)               2.74-5    (2.60)      6.68       7.42      3.96
Ratios and supplemental data
Net assets, end of year
 (in thousands)              $1,996     $2,045     $2,113     $2,098    $2,042
Ratio of expenses to average
 net assets1 (%)               1.14-5     1.13       1.13       1.12      1.28
Ratio of net investment
 income to average
 net assets (%)                4.35-5     4.02       4.09       4.29      4.12
Portfolio turnover (%)            6         14         30         15        21

MISSOURI FUND
                               Six
                               Months
                               Ended
                               March 31,  Year Ended September 30,
                               2000       1999       1998       1997      1996
Net asset value
 beginning of year           $10.12     $10.87     $10.53     $10.22    $10.13
Investment operations:
Net investment income          0.22       0.44       0.44       0.46      0.44
Net realized and unrealized
 gain (loss) on investments   (0.07)     (0.75)      0.34       0.31      0.09
Total from investment
 operations                    0.15      (0.31)      0.78       0.77      0.53
Less distributions:
From net investment income    (0.22)     (0.44)     (0.44)     (0.46)    (0.44)
Total distributions           (0.22)     (0.44)     (0.44)     (0.46)    (0.44)
Net asset value, end of year $10.05     $10.12     $10.87     $10.53    $10.22
Total return (%)               3.16-5    (2.95)      7.61       7.72      5.24
Ratios and supplemental data
Net assets, end of year
 (in thousands)              $7,168     $7,686    $12,002    $10,553   $11,381
Ratio of expenses to average
 net assets1 (%)               1.10-5     1.10       1.09       1.02      1.34
Ratio of net investment income
 to average net assets (%)     4.50-5     4.15       4.18       4.45      4.27
Portfolio turnover (%)           13         17         24         41        21

VIRGINIA FUND
                               Six
                               Months
                               Ended
                               March 31,  Year Ended September 30,
                               2000       1999       1998       1997      1996
Net asset value
 beginning of year           $11.13     $11.93     $11.56     $11.21    $11.12
Investment operations:
Net investment income          0.25       0.49       0.50       0.52      0.51
Net realized and unrealized
 gain (loss) on investments   (0.11)     (0.80)      0.37       0.35      0.09
Total from investment
 operations                    0.14      (0.31)      0.87       0.87      0.60
Less distribution:
From net investment income    (0.25)     (0.49)     (0.50)     (0.52)    (0.51)
Total distributions           (0.25)     (0.49)     (0.50)     (0.52)    (0.51)
Net asset value, end of year $11.02     $11.13     $11.93     $11.56    $11.21
Total return (%)               2.72-5    (2.69)      7.66       7.95      5.50
Ratios and supplemental data
Net assets, end of year
 (in thousands)             $28,253    $30,229    $32,612    $32,614   $33,340
Ratio of expenses to
 average net assets1 (%)       1.02-5     1.02       1.02       1.05      1.20
Ratio of net investment
 income to average
 net assets (%)                4.65-5     4.22       4.28       4.55      4.53
Portfolio turnover (%)           13         27         32         28        28

NATIONAL FUND
                               Six
                               Months
                               Ended
                               March 31,  Year Ended September 30,
                               2000       1999       1998       1997      1996
Net asset value
 beginning of year           $10.30     $11.00     $10.62     $10.29    $10.21
Investment operations:
Net investment income          0.21       0.42       0.42       0.44      0.45
Net realized and unrealized
 gain (loss) on investments    0.01      (0.70)      0.38       0.33      0.08
Total from investment
 operations                    0.22      (0.28)      0.80       0.77      0.53
Less distribution:
From net investment income    (0.21)     (0.42)     (0.42)     (0.44)    (0.45)
Total distributions           (0.21)     (0.42)     (0.42)     (0.44)    (0.45)
Net asset value, end of year $10.31     $10.30     $11.00     $10.62    $10.29
Total return (%)               4.34-5    (2.67)      7.66       7.70      5.17
Ratios and supplemental data
Net assets, end of year (in
 thousands)                 $22,553    $28,838    $25,607    $26,698   $29,286
Ratio of expenses to average
 net assets1 (%)               1.07-5     1.07       1.07       1.05      1.20
Ratio of net investment
 income to average
 net assets (%)                4.13-5     3.87       3.91       4.20      4.32
Portfolio turnover (%)           44         35         20         44        39

MONEY MARKET
                               Six
                               Months
                               Ended
                               March 31,  Year Ended September 30,
                               2000       1999       1998       1997      1996
Net asset value
 beginning of year            $1.00      $1.00      $1.00      $1.00     $1.00
Investment operations:
Net investment income          0.01       0.02       0.03       0.03      0.03
Total from investment
 operations                    0.01       0.02       0.03       0.03      0.03
Less distribution:
From net investment income    (0.01)     (0.02)     (0.03)     (0.03)    (0.03)
Total distributions           (0.01)     (0.02)     (0.03)     (0.03)    (0.03)
Net asset value, end of year  $1.00      $1.00      $1.00      $1.00     $1.00
Total return (%)               2.74-4,5   2.49       2.75       2.71      2.63

Ratios and supplemental data
Net assets, end of year
(in thousands)               $6,345      $6,818     $7,270      $6,852    $7,499
Ratio of expenses to average
net assets1 (%)                0.76-4,5    0.77-4     0.85        0.83-2    0.88-2
Ratio of net investment income
to average net assets (%)     2.77-4,5   2.46-4      2.70       2.68-3     2.59-3

1     For the years ended September 30, 1997 and 1996, the ratio reflects fee paid indirectly.
2     For the years ended September 30, 1997 and 1996, the ratio of expenses before expenses incurred and paid by the investment advisor to average net assets would have been 0.95% and 1.15%, respectively, for such years.
3     For the years ended September 30, 1997 and 1996, the ratio of net investment income before expenses incurred and paid by the investment advisor to average net assets would have been 2.56% and 2.32%, respectively, for such years.
4     See Note 3.
5     Annualized.

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. Summary of Significant Accounting Policies. Mosaic Tax-Free Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust maintains six separate funds (described in the following sentences and defined as the "Funds") which invest principally in securities exempt from federal income taxes, commonly known as "municipal" securities. The Arizona, Maryland, Missouri and Virginia Funds (the "State Funds") invest solely in securities exempt from both federal and state income taxes in their respective states. The National Fund invests in securities exempt from federal taxes. The National Fund and the State Funds invest in long-term securities. The Money Market invests in short-term securities and is priced according to the "penny rounding" method whereby the share price is rounded to the nearest cent to maintain a stable share price of $1.00. The State and National Funds' price per share fluctuates with the market value of the respective underlying portfolio of securities. Because the Trust is 100% no-load, the shares of each fund are offered and redeemed at the net asset value per share.

Securities Valuation: Securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which market quotations are readily available are valued at the mean between their bid and ask prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the trustees. Investment transactions are recorded on the trade date. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income: Interest income, net of amortization of premium and original issue discount, and other income (if any) is recorded as earned.

Dividends: Net investment income, determined as gross investment income less expenses, is declared as a regular dividend each business day. Dividends are distributed to shareholders or reinvested in additional shares as of the close of business at the end of each month. Capital gain dividends, if any, are declared and paid annually. Additional distributions may be made if necessary.

Income Tax: In accordance with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, substantially all taxable income, if any, of each fund is distributed to its shareholders. Therefore, no federal income tax provision is required. As of September 30, 1999, capital loss carryovers available to offset future capital gains for federal income tax purposes were $239,047 for the Arizona Fund; $174,789 for the Maryland Fund; $117,536 for the Missouri Fund; $57,063 for the Virginia Fund; and $1,288,785 for the National Fund. The preceding carryovers expire from September 30, 2003 through September 30, 2004.

Use of Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Trust, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc., ("the Advisor"), earns an advisory fee equal to 0.63% per annum of the average net assets of the State and National Funds and 0.5% per annum of the average net assets of the Money Market. The fees are accrued daily and are paid monthly.

3. Other Expenses. Effective October 1, 1997, all expenses and support services are provided by the Advisor under a Services Agreement for fees based on a percentage of average net assets that is accrued daily and paid monthly. This percentage is 0.48% for the Arizona Fund, 0.50% for the Maryland Fund, 0.46% for the Missouri Fund, 0.39% for the Virginia Fund, 0.44% for the National Fund and 0.35% for the Money Market. During the year-ended September 31, 1999 and the six-months ended March 31, 2000, $6,062 and $3,171 of this fee was irrevocably waived for the Money Market. Had this portion of the fee not been waived, the ratios of expenses and net investment income to average net assets would have been 0.86% and 2.37%, respectively for the year-ended September 31, 1999 and 0.86% and 2.67%, respectively for the six-months ended March 31, 2000. Pursuant to the Services Agreement, the Advisor retained Firstar Mutual Fund Services, LLC to serve as the Trust's transfer agent effective September 27, 1999.

The Advisor is responsible for the fees and expenses of trustees who are affiliated with the Advisor and certain promotional expenses.

4. Aggregate Cost and Unrealized Appreciation. The aggregate cost for federal income tax purposes and the net unrealized appreciation are stated as follows as of March 31, 2000:

                                             Arizona       Maryland
                                               Fund          Fund
Aggregate Cost                             $(6,272,825)     $(1,982,680)
Gross unrealized appreciation              $   138,702      $    25,885
Gross unrealized depreciation                 (133,350)         (65,415)
Net unrealized appreciation (depreciation) $     5,352)     $   (39,530)

                                              Missouri     Virginia
                                                Fund        Fund
Aggregate Cost                             $(6,925,892)     $28,074,074
Gross unrealized appreciation              $   160,752      $   523,757
Gross unrealized depreciation                  (83,225)        (922,173)
Net unrealized appreciation (depreciation)   $  77,527      $  (398,416)

                                               National     Money
                                                 Fund       Market
Aggregate Cost                             $21,927,427     $(6,237,988)
Gross unrealized appreciation              $   533,103     $   682,764
Gross unrealized depreciation                 (265,520)           (770)
Net unrealized appreciation                $   267,583     $     1,994

5. Net Assets. At March 31, 2000, net assets included the following:

                                              Arizona     Maryland
                                                Fund       Fund
Paid in capital                           $ 6,763,713       $2,210,395
Accumulated net realized losses              (294,985)        (174,951)
Net unrealized appreciation (depreciation)
 on investments                                 5,352          (39,530)
Total Net Assets                          $ 6,474,080       $1,995,914

                                              Missouri     Virginia
                                                Fund        Fund
Paid in capital                           $ 7,332,412     $28,823,869
Accumulated net realized losses              (242,356)       (172,729)
Net unrealized appreciation (depreciation)
 on investments                                77,527        (398,416)
Total Net Assets                          $ 7,167,583     $28,252,724

                                              National     Money
                                                 Fund      Market
Paid in capital                           $23,641,917     $ 6,346,262
Accumulated net realized losses            (1,356,620)         (3,360)
Net unrealized appreciation on investments    267,583           1,994
Total Net Assets                          $22,552,880     $ 6,344,896

6. Investment Transactions. Purchases and sales of securities other than short-term securities, for the six-months ended March 31, 2000, were as follows:

                  Purchases     Sales
Arizona Fund   $  793,365    $1,499,538
Maryland Fund     122,799       153,019
Missouri Fund     910,708     1,115,971
Virginia Fund   3,572,241     4,556,615
National Fund   9,677,632     9,576,517

7. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares were as follows:

                                            Six-Months     Year
                                                 Ended     Ended
                                               Mar. 31,    Sept. 30
                                 Arizona Fund     2000     1999
In Dollars
Shares sold                                $    69,643  $  475,384
Shares issued in reinvestment of dividends     115,355     254,345
Total shares issued                            184,998     729,729
Shares redeemed                               (840,397) (1,641,817)
Net decrease                               $  (655,399) $ (912,088)
In Shares
Shares sold                                      7,066      44,931
Shares issued in reinvestment of dividends      11,709      24,293
Total shares issued                             18,775      69,224
Shares redeemed                                (85,639)   (156,678)
Net decrease                                   (66,864)    (87,454)

                                            Six-Months     Year
                                                 Ended     Ended
                                               Mar. 31,    Sept. 30
                                Maryland Fund     2000     1999
In Dollars
Shares sold                                $   151,883  $ 587,608
Shares issued in reinvestment of dividends      38,443     77,790
     Total shares issued                       190,326    665,398
Shares redeemed                               (222,423)  (588,166)
     Net increase (decrease)               $   (32,097) $  77,232
In Shares
Shares sold                                     16,152     58,224
Shares issued in reinvestment of dividends       4,102      7,782
     Total shares issued                        20,254     66,006
Shares redeemed                                (23,746)   (58,863)
Net increase (decrease)                         (3,492)     7,143

                                            Six-Months     Year
                                                 Ended     Ended
                                               Mar. 31,    Sept. 30
                                Missouri Fund     2000     1999
In Dollars
Shares sold                                 $   95,672  $  989,719
Shares issued in reinvestment of dividends     130,853     414,347
Total shares issued                            226,525   1,404,066
Shares redeemed                               (692,806) (4,885,717)
Net decrease                               $  (466,281)$(3,481,651)
In Shares
Shares sold                                      9,670      93,111
Shares issued in reinvestment of dividends      13,174      39,186
Total shares issued                             22,844     132,297
Shares redeemed                                (69,440)   (477,072)
     Net decrease                              (46,596)   (344,775)

                                            Six-Months     Year
                                                 Ended     Ended
                                               Mar. 31,    Sept. 30
                                Virginia Fund     2000     1999
In Dollars
Shares sold                               $ (2,472,023)  $(3,892,739)
Shares issued in reinvestment of dividends     556,693     1,134,905
Total shares issued                          3,028,716     5,027,644
Shares redeemed                              4,691,472    (5,191,738)
Net decrease                               $(1,662,756)  $  (164,094)
In Shares
Shares sold                                    227,941       333,387
Shares issued in reinvestment of dividends      51,205        39,186
Total shares issued                            279,146       431,124
Shares redeemed                               (432,690)     (448,179)
Net decrease                                  (153,544)      (17,055)

                                            Six-Months     Year
                                                 Ended     Ended
                                               Mar. 31,    Sept. 30
                                National Fund     2000     1999
In Dollars
Shares sold                                $(1,354,519) $(3,151,849)
Shares issued in reinvestment of dividends   4,868,593      796,850
Total shares issued                          1,767,003    3,948,699
Shares redeemed                             (2,082,118)  (5,113,189)
Net increase                                $ (315,115) $(1,164,490)
In Shares
Shares sold                                    133,305      289,814
Shares issued in reinvestment of dividends      40,499       78,677
Total shares issued                            173,804      368,491
Shares redeemed                               (204,770)    (478,188)
Net decrease                                   (30,966)    (109,697)

                                            Six-Months     Year
                                                 Ended     Ended
                                               Mar. 31,    Sept. 30
                            Money Market Fund     2000     1999
In Dollars Shares sold                     $ 3,552,347 $(4,977,145)
Shares issued in reinvestment of dividends      86,553     160,223
Total shares issued                          3,638,900   5,137,368
Shares redeemed                              4,113,109  (5,583,499)
Net decrease                                $ (474,209) $ (446,131)

In Shares
Shares sold                                   3,552,347    4,977,145
Shares issued in reinvestment of dividends      86,553      160,223
     Total shares issued                      3,638,900    5,137,368
Shares redeemed                               4,113,109   (5,583,499)
Net decrease                                   (474,209)    (446,131)

The Mosaic Family of Mutual Funds

Mosaic Equity Trust
     Mosaic Investors Fund
     Mosaic Balanced Fund
     Mosaic Mid-Cap Growth Fund
     Mosaic Foresight Fund

Mosaic Focus Fund

Mosaic Income Trust
     Mosaic Government Fund
     Mosaic Intermediate Income Fund

Mosaic Tax-Free Trust
     Mosaic Tax-Free Arizona Fund
     Mosaic Tax-Free Maryland Fund
     Mosaic Tax-Free Missouri Fund
     Mosaic Tax-Free Virginia Fund
     Mosaic Tax-Free National Fund
     Mosaic Tax-Free Money Market

Mosaic Government Money Market

For more complete information on any Mosaic Fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

Transfer Agent
     Mosaic Funds
     c/o Firstar Mutual Fund Services, LLC
     P.O. Box 701
     Milwaukee, WI 53201-0701
     888-670-3600

Telephone Numbers
     Shareholder Service
     Toll-free nationwide:            888 670 3600
     Mosaic Tiles (24 hour automated information)
     Toll-free nationwide:            800 336 3063

6411 Mineral Point Road
Madison, Wisconsin 53705
www.mosaicfunds.com
SEC File Number 811-3486